Derivative financial instruments - Net value in the consolidated statements of financial position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments Non -current	$ (45,198,000)	$ (1,086,000)
Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	(45,198,000)	(1,086,000)
Derivative financial instruments, current		(855,000)
Derivative financial liabilities	(45,198,000)	(1,941,000)
Other financial liabilities | EDF energy contract [Member]
Derivative financial instruments
Derivative financial instruments Non -current	(38,341,000)
Derivative financial liabilities	(38,341,000)
Other financial liabilities | Purchase Power Agreement Hedging Instrument [Member]
Derivative financial instruments
Derivative financial instruments Non -current	(6,857,000)
Derivative financial liabilities	(6,857,000)
Derivative instrument not designated as hedging instrument | Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	(38,341,000)
Derivative financial instruments, current		(13,000)
Derivative financial liabilities	(38,341,000)	(13,000)
Derivatives designated as hedging instruments | Other financial liabilities
Derivative financial instruments
Derivative financial instruments Non -current	(6,857,000)	(1,086,000)
Derivative financial instruments, current		(842,000)
Derivative financial liabilities	(6,857,000)	(1,928,000)
Other financial asset.
Derivative financial instruments
Noncurrent derivative financial assets	3,079,000	5,000,000
Current derivative financial assets		69,000
Derivative financial assets	3,079,000	5,069,000
Other financial asset. | Power Purchase Agreement [Member]
Derivative financial instruments
Noncurrent derivative financial assets	3,079,000
Derivative financial assets	3,079,000
Other financial asset. | Derivative instrument not designated as hedging instrument
Derivative financial instruments
Noncurrent derivative financial assets	3,079,000	4,707,000
Current derivative financial assets		69,000
Derivative financial assets	$ 3,079,000	4,776,000
Other financial asset. | Derivatives designated as hedging instruments
Derivative financial instruments
Noncurrent derivative financial assets		293,000
Derivative financial assets		$ 293,000